FAIR VALUE MEASUREMENTS - Liabilities measured (Details) ¥ in Thousands	1 Months Ended	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)
2027 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance	¥ 1,683,270
Changes in fair value through the earnings	¥ 135,075
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes In The Fair Value Of Convertible Promissory Notes
Due to instrument-specific credit changes in other comprehensive income	¥ 7,109
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, after Tax and Reclassification Adjustment, Attributable to Parent
Foreign currency translation adjustment	¥ (31,560)	¥ (31,560)
Ending Balance	1,793,894	1,793,894
Derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance		188,706
Changes in fair value through the earnings		¥ (132,538)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Changes In The Fair Value Of Convertible Promissory Notes
Foreign currency translation adjustment	892	¥ 892
Ending Balance	¥ 57,060	¥ 57,060